Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Changes in benefit obligation:
Benefit obligation at beginning of year	$646,023	$918,209
Benefit obligation related to acquired companies and deconsolidation of a subsidiary	—	(23,851)
Service cost	5,578	7,598
Interest cost	29,429	16,800
Exchange rate differences	(8,516)	(47,181)
Actuarial gain	(62,183)	(191,292)
Benefits paid	(35,705)	(34,260)
Effect of settlement commitment	$(7,840)	$—
Benefit obligation at end of year	$566,786	$646,023
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	$280,225	$348,804
Actual return on Plans’ assets (net of expenses)	38,316	(55,441)
Employer contribution	947	1,057
Benefits paid	(21,654)	(14,195)
Effect of settlement commitment	(7,826)	—
Fair value of Plans’ assets at end of year	$290,008	$280,225
Accrued benefit cost, end of year:
Funded (unfunded) status	$(276,738)	$(365,798)
Unrecognized net actuarial loss	(84,210)	(20,910)
	$(360,948)	$(386,708)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	$(28,279)	$(39,478)
Accrued benefit liability, non-current	(248,459)	(326,320)
Accumulated other comprehensive income, pre-tax	(84,210)	(20,910)
	$(360,948)	$(386,708)

Components Of Net Periodic Pension Cost

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of the Plans’ net periodic pension cost:
Service cost	$5,578	$7,598	$14,926
Interest cost	29,429	16,800	15,741
Expected return on Plans’ assets	(17,825)	(22,678)	(20,892)
Amortization of prior service cost	(1,246)	—	(3)
Amortization of net actuarial loss	—	18,596	16,158
Recognition of net actuarial gain	$(5,098)	$—	$—
Total net periodic benefit cost	$10,838	$20,316	$25,930
Additional information
Accumulated benefit obligation	$561,350	$643,617	$912,944

Weighted Average Assumptions

	December 31, 2023	December 31, 2022
Weighted average assumptions:
Discount rate as of December 31	4.9%	5.2%
Expected long-term rate of return on Plans’ assets	7.0%	6.8%
Rate of compensation increase	1.5%	1.8%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2023	2022
Asset Category:
Equity Securities	53.1%	65.4%
Debt Securities	44.0%	32.7%
Other	2.9%	1.9%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2023	2022
Asset Category:
Equity Securities	53.0%	67.0%
Debt Securities	47.0%	33.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2023, was as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$4,262	$4,262	—	—
Cash Equivalents:
Money Market Funds (a)	4,193	4,193	—	—
Fixed Income Securities:
Mutual Funds (b)	60,309	60,309	—	—
U.S treasuries	19,856	14,138	5,718	—
corporate bonds	47,259	—	47,259	—
Equity Securities:
International Companies (c)	8,274	8,274	—	—
Mutual Funds (d)	145,855	145,855	—	—
Total	$290,008	$237,031	$52,977	$—

(a) This category includes highly liquid daily traded cash-like vehicles.
(b) This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
(c) This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
(d) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2023 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$14	$(13)
Benefit obligation	$98	$(88)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Change in Benefit Obligation:
Benefit obligation at beginning of period	$867	$1,597
Service cost	86	149
Interest cost	43	38
Actuarial (gain) loss	271	(880)
Employee contribution	9	11
Benefits paid	(45)	(48)
Benefit obligation at end of period	$1,231	$867
Change in Plan Assets:
Employer contribution	$36	$37
Employee contribution	9	11
Benefits paid	(45)	(48)
Fair value of Plan assets at end of period	$—	$—

	Year Ended December 31, 2023	Year Ended December 31, 2022
Accrued benefit cost, end of period:
Funded (unfunded) status	$(1,231)	$(867)
Unrecognized net actuarial gain	(1,616)	(2,073)
Accrued benefit cost, end of period	$(2,847)	$(2,940)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(71)	$(137)
Accrued benefit liability, non-current	(1,159)	(730)
Accumulated other comprehensive gain, pretax	(1,617)	(2,073)
Net amount recognized	$(2,847)	$(2,940)

Components of net periodic pension cost (for period):	Year Ended December 31, 2023	Year Ended December 31, 2022
Service cost	$86	$149
Interest cost	43	38
Amortization of net actuarial gain	(186)	(111)
Total net periodic benefit cost	$(57)	$76
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan (Cont.)

Assumptions as of end of period:	Year Ended December 31, 2023	Year Ended December 31, 2022
Discount rate	4.90%	5.10%
Health care cost trend rate assumed for next year	6.00%	6.50%
Ultimate health care cost trend rate	4.00%	4.10%